Property and equipment - Schedule of property and equipment (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Total property and equipment	€ 2,399	€ 2,446	€ 2,515
Property
Disclosure of detailed information about property, plant and equipment [line items]
Total property and equipment by type	616	681
Right-of-use assets	972	1,000
Total property and equipment	616	681	702
Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Total property and equipment	705	688	€ 699
- Data processing equipment
Disclosure of detailed information about property, plant and equipment [line items]
Total property and equipment by type	213	213
- Other equipment
Disclosure of detailed information about property, plant and equipment [line items]
Total property and equipment by type	492	476
- ROU cars
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	97	64
- ROU other leases
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	€ 9	€ 12